Segment and Geographic Information - Net Sales by Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 401	$ 375	$ 1,170	$ 1,112	$ 1,453	$ 1,478	$ 1,359
Brazil [Member]
Segment Reporting Information [Line Items]
Net sales	105	100	311	299	389	438	414
Canada [Member]
Segment Reporting Information [Line Items]
Net sales	17	19	53	55	72	72	75
Poland [Member]
Segment Reporting Information [Line Items]
Net sales	43	36	119	108	146	147	140
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales	48	36	120	90	122	93	61
Total Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales	213	191	603	552
United States [Member]
Segment Reporting Information [Line Items]
Net sales	$ 188	$ 184	$ 567	$ 560	$ 724	$ 728	$ 669